Fees Summary	Jul. 31, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 53,515,347.55
Total Fee Amount	7,390.47
Total Offset Amount	0.00
Net Fee	$ 7,390.47
Offering Table N/A
Offset Table N/A	N/A